Management of financial risks - Liquidity risk (Details) - EUR (€) € in Thousands	Jul. 03, 2024	Dec. 31, 2025	Nov. 30, 2025	Nov. 13, 2025	Dec. 31, 2024
Liquidity risk
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Lease liability		€ 1,470			€ 4,076
Financial debt		27,961			28,658
Trade & other liabilities		15,578			16,355
Loan facility agreement with the European Investment Bank (EIB).
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount	€ 37,500
Loan facility agreement with the European Investment Bank (EIB). | Liquidity risk
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount	37,500
Loan facility agreement with the European Investment Bank (EIB). | Tranche A
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount	€ 10,000
Borrowings annual cash interest rate	5.00%
Borrowings capitalized interest rate	5.00%
Loan facility agreement with the European Investment Bank (EIB). | Tranche B
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount	€ 13,750
Loan facility agreement with the European Investment Bank (EIB). | Tranche C
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount	13,750
Convertible bonds
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount		45,000	€ 45,000	€ 45,000
Convertible bonds | Tranche A
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount		22,500	22,500	22,500
Convertible bonds | Tranche B
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Notional amount	€ 22,500	22,500	€ 22,500	€ 22,500
In the next 12 months | Liquidity risk
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Lease liability		812			1,235
Financial debt		702			758
Trade & other liabilities		15,578			15,392
Between 2 and 5 years | Liquidity risk
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Lease liability		658			2,221
Financial debt		23,164			24,301
Trade & other liabilities					963
5+ years | Liquidity risk
Disclosure Of Management Of Financial Risk, Liquidity Risk [Line Items]
Lease liability					620
Financial debt		€ 4,095			€ 3,599